COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the six months ended March 31, 2024 and 2023, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

The Company has an ongoing CIP project associated with the construction of a new manufacturing facility. As of March 31, 2024, future minimum capital expenditures on the Company’s CIP project amounted to approximately $5.0 million, future minimum capital expenditures on the Company’s CIP project amounted to $5 million, for the next 12 months from the date the Company’s consolidated interim financial statements are released (see Note 8).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 - COMMITMENTS AND CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the years ended September 30, 2023, 2022 and 2021, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

The Company has an ongoing CIP project associated with the construction of a new manufacturing facility. As of September 30, 2023, future minimum capital expenditures on the Company’s CIP project amounted to $5 million, for the next 12 months from the date the Company’s consolidated interim financial statements are released (see Note 8).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS